Leases - Schedule of Supplemental Information Related to Operating Leases (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 644	$ 577
Right-of-use assets obtained in exchange for lease liabilities	$ 431		$ 0	$ 1,673